Income Taxes - Schedule of Carrying Amounts of Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Total deferred tax assets	$ 41,126	$ 56,449
Deferred tax liabilities
Total deferred tax liabilities	(128,886)	(228,934)
Deferred tax liabilities, net	(87,760)	(172,485)
Foreign tax credits [Member]
Deferred tax assets
Total deferred tax assets	1,355	2,692
Deferred revenue [Member]
Deferred tax assets
Total deferred tax assets	4,774	5,783
Loss Carry Forwards [Member]
Deferred tax assets
Total deferred tax assets	27,281	44,309
Employee benefits [Member]
Deferred tax assets
Total deferred tax assets	3,573
Reserves [Member]
Deferred tax assets
Total deferred tax assets	1,024	1,363
Other [Member]
Deferred tax assets
Total deferred tax assets	3,119	2,302
Capital assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(20,045)	(46,149)
Intangible assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(101,795)	(174,514)
Financing charges [Member]
Deferred tax liabilities
Total deferred tax liabilities	(7,046)	(7,511)
Employee benefits [Member]
Deferred tax liabilities
Total deferred tax liabilities		$ (760)